CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Beginning Balance at Dec. 31, 2021	$ 107	$ 378,766	$ (179,645)	$ (223)	$ 6,493	$ 205,498
Purchase of treasury stock	0	0	(38,099)	0	0	(38,099)
Issuance of shares upon exercise of options and vesting of RSUs	2	1,053	0	0	0	1,055
Share-based compensation related to options and RSUs granted to employees and non-employees	0	15,122	0	0	0	15,122
Cash dividends paid	0	0	0	0	(11,552)	(11,552)
Net Income (Loss)	0	0	0	0	28,466	28,466
Other comprehensive income	0	0	0	(10,730)	0	(10,730)
Ending Balance at Dec. 31, 2022	109	394,941	(217,744)	(10,953)	23,407	189,760
Purchase of treasury stock	0	0	(18,259)	0	0	(18,259)
Issuance of shares upon exercise of options and vesting of RSUs	1	801	0	0	0	802
Share-based compensation related to options and RSUs granted to employees and non-employees	0	11,380	0	0	0	11,380
Cash dividends paid	0	0	0	0	(11,399)	(11,399)
Net Income (Loss)	0	0	0	0	8,780	8,780
Other comprehensive income	0	0	0	7,048	0	7,048
Ending Balance at Dec. 31, 2023	110	407,122	(236,003)	(3,905)	20,788	188,112
Purchase of treasury stock	0	0	(14,328)	0	0	(14,328)
Issuance of shares upon exercise of options and vesting of RSUs	2	366	0	0	0	368
Share-based compensation related to options and RSUs granted to employees and non-employees	0	8,228	0	0	0	8,228
Cash dividends paid	0	0	0	0	(10,896)	(10,896)
Net Income (Loss)	0	0	0	0	15,311	15,311
Other comprehensive income	0	0	0	5,019	0	5,019
Ending Balance at Dec. 31, 2024	$ 112	$ 415,716	$ (250,331)	$ 1,114	$ 25,203	$ 191,814